                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2002
                                                         --------------

                 Check here if Amendment [ ]: Amendment Number:
                                                                -----------



                        This Amendment (Check only one):
                        [_] is a restatement
                        [_] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:         Maple Row Management, Inc.
Address:      112 Rowayton Avenue
              Rowayton, CT 06853


Form 13F File Number: 28-05487
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              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Eric Blattman
Title:        President
Phone:        (203) 854-5015

Signature, Place and Date of Signing:

 /s/ Eric Blattman                112 Rowayton Avenue,         May 14, 2002
--------------------------        Rowayton
                                  Connecticut 06853


Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT


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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      37

Form 13F Information Table Value Total:      $105,897.9 (thousands)

List of Other Included Managers:             None



                                        2

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                           Form 13F INFORMATION TABLE

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Column 1                     Column 2    Column 3      Column 4         Column 5           Column 6  Column 7    Column 8
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Name of                    Class Title    CUSIP    Value (x $1000)  Shrs or  SH/PRN Put/  Investment   Other      Voting authority
Issuer                                                              prn amt.        Call  discretion managers    Sole  Shared   None
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
ALTERA CORP                   COMMON    021441100      3,809.6     175,900     SH    --       Yes      None      Sole   --       --
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AMKOR TECHNOLOGIES INC        COMMON    031652100      1,683.2     105,000     SH    --       Yes      None      Sole   --       --
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ANAD                          COMMON    032515108      1,151.4      75,500     SH    --       Yes      None      Sole   --       --
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APPLIED FILMS CORP            COMMON    038197109      8,323.3     318,315     SH    --       Yes      None      Sole   --       --
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ATMEL CORP                    COMMON    049513104      4,537.7     447,500     SH    --       Yes      None      Sole   --       --
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ASYST TECHNOLOGIES            COMMON    04648X107      1,499.3     117,500     SH    --       Yes      None      Sole   --       --
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BROOKS AUTOMATION INC         COMMON    11434A100        568.0      12,500     SH    --       Yes      None      Sole   --       --
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CELERITEK INC                 COMMON    150926103      6,257.8     521,000     SH    --       Yes      None      Sole   --       --
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CENTILLIUM COMM INC           COMMON    152319109      2,985.1     246,700     SH    --       Yes      None      Sole   --       --
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CHIPPAC INC CL A              CLASS A   169657103      6,564.1     668,500     SH    --       Yes      None      Sole   --       --
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CIRRUS LOGIC INC              COMMON    172755100      5,110.0     270,800     SH    --       Yes      None      Sole   --       --
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COORSTEK INC                  COMMON    217020106     18,266.3     498,900     SH    --       Yes      None      Sole   --       --
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DDI CORP                      COMMON    233162106      6,472.0     754,900     SH    --       Yes      None      Sole   --       --
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DIVERSINET CORP               COMMON    25536K204        367.1     453,172     SH    --       Yes      None      Sole   --       --
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ELOYALTY CORP                 COMMON    302633102        739.5     134,270     SH    --       Yes      None      Sole   --       --
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FSI INTERNATIONAL INC         COMMON    302633102        686.1      61,200     SH    --       Yes      None      Sole   --       --
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GENESIS MICROCHIP INC         COMMON    37184C103        174.2       6,700     SH    --       Yes      None      Sole   --       --
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HELIX TECHNOLOGY CORP         COMMON    423319102      6,798.4     268,500     SH    --       Yes      None      Sole   --       --
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INTEGRATED DEVICE TECHNOLOGY  COMMON    458118106      1,781.7      53,600     SH    --       Yes      None      Sole   --       --
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MICRO COMPONENET TECHNOLOGY   COMMON    59479Q100        394.8     106,700     SH    --       Yes      None      Sole   --       --
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NANOMETRICS INC               COMMON    630077105      1,239.2      67,200     SH    --       Yes      None      Sole   --       --
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NETIQ CORPORATION             COMMON    64115P102      1,339.9      38,000     SH    --       Yes      None      Sole   --       --
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NEWPORT CORP                  COMMON    651824104        867.6      45,000     SH    --       Yes      None      Sole   --       --
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OAK TECHNOLOGY INC            COMMON    671802106        287.2      19,300     SH    --       Yes      None      Sole   --       --
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PIXELWORKS INC                COMMON    72581M107      1,352.4     105,000     SH    --       Yes      None      Sole   --       --
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PROXIM INC.                   COMMON    744284100      1,636.8     165,000     SH    --       Yes      None      Sole   --       --
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ROBOTIC VISION SYSTEMS INC    COMMON    771074101         68.8      56,900     SH    --       Yes      None      Sole   --       --
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SIRENZA MICRODEVICES INC.     COMMON    82966T106         81.3      15,000     SH    --       Yes      None      Sole   --       --
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SILICON IMAGE INC             COMMON    82705T102        547.1     145,500     SH    --       Yes      None      Sole   --       --
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SIPEX CORP                    COMMON    829909100      3,873.4     323,700     SH    --       Yes      None      Sole   --       --
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SONICBLUE INC                 COMMON    82546Q109         30.5      12,100     SH    --       Yes      None      Sole   --       --
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SOUTHWALL TECHNOLOGIES INC    COMMON    844909101      1,377.4     106,100     SH    --       Yes      None      Sole   --       --
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SPEEDFARM IPEC INC            COMMON    847705100        314.6      73,500     SH    --       Yes      None      Sole   --       --
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SYNPLICITY INC                COMMON    87160Y108      3,628.7     379,500     SH    --       Yes      None      Sole   --       --
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SYPRIS SOLUTIONS INC          COMMON    871655106      3,757.5     250,000     SH    --       Yes      None      Sole   --       --
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TTM TECH INC                  COMMON    87305R109      5,805.3     583,900     SH    --       Yes      None      Sole   --       --
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ZORAN CORP                    COMMON    98975F101      1,521.0      46,600     SH    --       Yes      None      Sole   --       --
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                                                     105,897.9
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